Income Taxes (Details) - Schedule of components of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryover	$ 39,061	$ 18,649
General business and other tax credits	5,622	1,180
Capitalized research and development	5,937
Intangible assets	2,236	2,376
Fair value adjustments	199
Lease liabilities	1,811
Stock based compensation	1,092	188
Other non-current deferred tax assets	2,747	415
Subtotal	58,705	22,808
Valuation allowance	(54,572)	(21,530)
Total	4,133	1,278
Deferred tax liabilities:
Fixed assets	(998)	(1,278)
Operating lease right-of-use asset	(1,770)
Other non-current deferred tax liabilities	(1,365)
Total	(4,133)	(1,278)
Net deferred tax asset